Schedule of Remaining Lease Term and Discount Rates for Operating Leases (Details)	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Weighted-average remaining lease term, Operating leases	2 years 11 months 1 day	3 years 4 months 20 days
Weighted-average discount rate, Operating leases	4.30%	4.30%